Income Taxes (Details) - Schedule of pre-tax income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of pre-tax income [Abstract]
United States	$ 7,437,340	$ 7,329,896
Total loss before tax	$ 7,437,340	$ 7,329,896